Reclassifications	6 Months Ended
Jun. 30, 2023
Reclassifications
Reclassifications

26Reclassifications

Certain comparative figures have been reclassified in order to conform to the current year’s presentation. The reclassifications in the condensed interim consolidated statement of comprehensive income pertain to presenting the results of discontinued operations separately to conform to the current year’s presentation.